UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: --------

  This Amendment (Check only one.): | | is a restatement.
                                    | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Austin Investment Management Inc
Address:      70 East 55th Street, 8th Floor
              New York, NY 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rheema Pike
Title:    Chief Compliance Officer
Phone:    212-888-9292

Signature, Place, and Date of Signing:

/s/ Rheema Pike                   New York, NY                 June 6, 2006
[Signature]                      [City, State]                [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary .]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total:  $146,212
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number         Name
                           28-

[Repeat as necessary.]

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------            --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
1/100 Berkshire H                 CL A   084990175      3,988     4500 SH    SOLE                                        X
3m Co Com                          COM   88579Y101      1,081    13950 SH    SOLE                                        X
AT&T, Inc.                         COM   00206R102        364    14882 SH    SOLE                                        X
Abbott Laborator                   COM   002824100        351     8895 SH    SOLE                                        X
Alcoa Inc.                         COM   013817101        352    11900 SH    SOLE                                        X
Alltell Corp.                      COM   020039103        357     5650 SH    SOLE                                        X
American Express                   COM   025816109      3,278    63700 SH    SOLE                                        X
Ameriprise Finl Inc.               COM   03076C106        522    12740 SH    SOLE                                        X
Applied Matls Inc.                 COM   038222105        179    10000 SH    SHARED-DEFINED            X
Applied Matls Inc.                 COM   038222105         57     1600 SH    SOLE                                        X
Applied Micro Circuits             COM   03822w109        154    60000 SH    SOLE                                        X
Aqua America Inc                   COM   03836w103      1,724    63139 SH    SOLE                      X
Autodesk Inc Com                   COM   052769106        884    20600 SH    SOLE                                        X
Aviall Inc New C                   COM   05366B102        518    18000 SH    SOLE                                        X
Avx Corp New Com                   COM   002444107        724    50000 SH    SHARED-DEFINED            X
Avx Corp New Com                   COM   002444107      1,395    96400 SH    SOLE                                        X
Baker Hughes Inc                   COM   057224107      6,694   110150 SH    SOLE                      X
Bank Of America                    COM   060505104      1,090    23636 SH    SOLE                                        X
Bea Systems Inc.                   COM   073325102        376    40000 SH    SHARED-DEFINED            X
Bea Systems Inc.                   COM   073325102         18     1900 SH    SOLE                                        X
Bellsouth Corp                     COM   079860102        272    10052 SH    SOLE                                        X
Berkshire Hathaway                 COM   084670207         73       25 SH    SOLE                                        X
Bp Amoco Plc-            SPONSORED ADR   055622104        444     6916 SH    SOLE                                        X
Bristol Myers Squibb               COM   110122108        535    13000 SH    SHARED-DEFINED            X
Bristol Myers Squibb               COM   110122108        374    16300 SH    SOLE                                        X
Burlington Northern
  Santa Fe                         COM   12189T104        283     4000 SH    SHARED-DEFINED            X
Burlington Northern
  Santa Fe                         COM   12189T104      1,756    24800 SH    SOLE                                        X
Chevrontexaco Co                   COM   166764100      7,387   130120 SH    SOLE                      X
Chicago Bridge
  & Iron NV             NY REGISTRY SH   167250109      1,650    65450 SH    SOLE                                        X
Cisco Systems                      COM   17275R102      3,444   201196 SH    SOLE                      X
Citigroup Inc.                     COM   172967101        562    11595 SH    SOLE                                        X
Colgate Palmolive                  COM   194162103        437     7980 SH    SOLE                      X
Comcast Corp New              CL A SPL   20030N200        241     9400 SH    SOLE                      X
Commscope Inc.                     COM   203372107        342    17000 SH    SOLE                      X
Conocophillips Co                  COM   20825C104      1,325    22775 SH    SOLE                                        X
Consolidated Edison                COM   209115104      2,021    43625 SH    SOLE                      X
Corning Inc.                       COM   219350105        392    19975 SH    SOLE                      X
Costco Wholesale                   COM   22160K105        420     8500 SH    SOLE                                        X
Credence Systems                   COM   225302108        361    52000 SH    SHARED-DEFINED            X
Credence Systems                   COM   225302108         13     2000 SH    SOLE                                        X
Diageo Plc-ADR            SPON ADR NEW   25243Q205        649    11132 SH    SHARED-DEFINED            X
Du Pont E.I. De                    COM   263534109        796    18725 SH    SOLE                      X
Duke Power Co                      COM   26441C105      1,157    42144 SH    SOLE                      X
East Group Prope                   COM   277276101        431     9550 SH    SOLE                                        X
Eli Lilly & Co                     COM   532457108      1,488    26294 SH    SOLE                                        X
Encana Corp.                       COM   292505104      1,129    25000 SH    SHARED-DEFINED            X
Encana Corp.                       COM   292505104      8,214   181904 SH    SOLE                                        X
Essex Ppty Tr In                   COM   297178105        313     3400 SH    SOLE                                        X
Exelon Corp.                       COM   30161N101        240     4524 SH    SOLE                                        X
Exxon Mobil Corp                   COM   30231G102      2,758    49112 SH    SOLE                                        X
Fording Canadian Coal          TR UNIT   345425102        414    12800 SH    SHARED-DEFINED            X
Fording Canadian Coal          TR UNIT   345425102         27      800 SH    SOLE                                        X
Fpl Group Inc.                     COM   302571104        216     5200 SH    SOLE                                        X
General Electric                   COM   369604103        675    19282 SH    SOLE                      X
Grant Prideco In                   COM   38821G101      3,423    77600 SH    SOLE                      X
H J Heinz Co                       COM   423074103        269     8000 SH    SOLE                                        X
Home Depot                         COM   437076102      3,311    81817 SH    SOLE                      X
Intel Corp.                        COM   458140100      1,140    45680 SH    SOLE                      X
Jakks Pac Inc                      COM   47012E106        335    16000 SH    SOLE                                        X
Kos Pharmaceuticals                COM   500648100        776    15000 SH    SHARED-DEFINED            X
Kos Pharmaceuticals                COM   500648100     17,800   344579 SH    SOLE                                        X
Liberty Media Co             COM SER A   530718105        282    35920 SH    SOLE                                        X
Mcgrath Rentcorp                   COM   580589109        300    10000 SH    SOLE                                        X
Mellon Financial                   COM   58551A108        201     5664 SH    SOLE                      X
Mercantile Bankshares Corp.        COM   587405101        305     7950 SH    SOLE                      X
Merrill Lynch &  Co.               COM   590188108        645     8200 SH    SOLE                      X
Microsoft Corp.                    COM   594918104        617    22680 SH    SOLE                      X
Millea Holdings                    ADR   60032R106        394     4000 SH    SOLE                                        X
Monster Worldwide                  COM   611742107        324     6500 SH    SOLE                                        X
News Corp. CL A                   CL A   65248E104        455    29318 SH    SHARED-DEFINED            X
Noble Corp..                       COM   655044105      4,860    68900 SH    SOLE                      X
Norfolk Southern                   COM   655844108        210     4700 SH    SOLE                                        X
Northern Border         UNIT LTD PARTN   664785102      1,434    34150 SH    SOLE                                        X
Oracle Systems C                   COM   68389X105      1,659   135900 SH    SOLE                                        X
Pall Corp.                         COM   696429307      1,576    58700 SH    SOLE                      X
PepsiAmericas In                   COM   71343P200        232    10000 SH    SOLE                                        X
Pepsico, Inc.                      COM   713448108        939    15910 SH    SOLE                                        X
Pfizer Inc                         COM   717081103      1,041    44656 SH    SOLE                      X
Procter & Gamble                   COM   742718109        884    15277 SH    SOLE                      X
Rio Tinto ADR            SPONSORED ADR   767204100        310     1700 SH    SHARED-DEFINED            X
Rockwell Collins Inc.              COM   774341101        469    10100 SH    SOLE                      X
Schering Plough                    COM   806605101      2,783   133500 SH    SHARED-DEFINED            X
Schering Plough                    COM   806605101      2,262   108500 SH    SOLE                                        X
Schlumberger Ltd                   COM   806857108      1,622    16700 SH    SOLE                                        X
St. Joe Company                    COM   790148100      3,018    44900 SH    SOLE                      X
Suncor Energy Inc.                 COM   867229106        410     6500 SH    SHARED-DEFINED            X
Superior Inds. Intl                COM   868168105        311    14000 SH    SOLE                                        X
Sycamore Network                   COM   871206108         59    13700 SH    SOLE                                        X
Sycamore Network                   COM   871206108        324    75000 SH    SHARED-DEFINED            X
Tejon Ranch Co.                    COM   879080109        379     9500 SH    SHARED-DEFINED            X
Tejon Ranch Co.                    COM   879080109      1,045    26200 SH    SOLE                                        X
Tellabs Inc                        COM   879664100        599    55000 SH    SHARED-DEFINED            X
Tellabs Inc                        COM   879664100      1,411   129530 SH    SOLE                                        X
Texas Utilities                    COM   873168108      5,636   112300 SH    SOLE                      X
Time Warner Inc.                   COM   887317105        645    37000 SH    SHARED-DEFINED            X
Time Warner Inc.                   COM   887317105      1,560    89500 SH    SOLE                                        X
United Technology                  COM   913017109        503     9000 SH    SOLE                                        X
United Utlities                    COM   91311Q105        851    36500 SH    SOLE                                        X
Veritas DGC Inc.                   COM   92343p107        355    10000 SH    SHARED-DEFINED            X
Veritas DGC Inc.                   COM   92343p107        159     4500 SH    SOLE                                        X
Vishay Intertechnology             COM   928298108        275    20000 SH    SHARED-DEFINED            X
Vishay Intertechnology             COM   928298108         68     5000 SH    SOLE                                        X
Vornado Rlty Tr             SH BEN INT   929042109      1,352    16200 SH    SOLE                                        X
Walgreen Co                        COM   931422109      3,828    86500 SH    SOLE                      X
Washington Real
  Estate Invt               SH BEN INT   939653101      1,374    45300 SH    SOLE                                        X
Watts Water
  Technologies Inc.               CL A   942749102        514    17000 SH    SHARED-DEFINED            X
Watts Water
  Technologies Inc.               CL A   942749102      2,850    94100 SH    SOLE                                        X
White Mountains
  Ins. Grp.                        COM   G9618E107        558     1000 SH    SOLE                                        X
Wrigley Wm Jr Co                   COM   982526105      1,745    26250 SH    SOLE                                        X
Wyeth Com                          COM   983024100        580    12600 SH    SOLE                      X
                                                      146,212